INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in valuation allowance
Balance at the beginning of the year	¥ 71,676,908	¥ 57,960,509	¥ 42,910,959
Additions of valuation allowance	46,283,222	28,879,521	14,728,024
Reductions of valuation allowance	(16,639,886)	(13,070,605)
Foreign exchange translation adjustments	(836,309)	(2,092,517)	321,526
Balance at the end of the year	100,483,935	¥ 71,676,908	¥ 57,960,509
Maximum underpayment of taxes	¥ 100,000
Income tax statute of limitation	10 years